THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK

SEPARATE ACCOUNT USL VL-R

SUPPLEMENT DATED FEBRUARY 7, 2006

TO CERTAIN

VARIABLE UNIVERSAL LIFE INSURANCE POLICY PROSPECTUSES

AS SUPPLEMENTED OCTOBER 21, 2005 AND DECEMBER 19, 2005

The United States Life Insurance Company in the City of New York is amending its variable universal life insurance Policy prospectuses for the sole purpose of providing you with information regarding the availability of certain funds as investment options under the Policies. The following funds (collectively referred to as “the Funds”) will no longer be offered as investment options under Policies issued with an effective date on or after May 1, 2006:

•	Dreyfus IP MidCap Stock Portfolio – Initial Shares
•	Dreyfus VIF Developing Leaders Portfolio – Initial Shares
•	Dreyfus VIF Quality Bond Portfolio – Initial Shares
•	Janus Aspen Worldwide Growth Portfolio – Service Shares
•	MFS VIT Capital Opportunities Series – Initial Class
•	MFS VIT Emerging Growth Series – Initial Class
•	Putnam VT Growth and Income Fund – Class IB
•	UIF Equity Growth Portfolio – Class I Shares
•	UIF High Yield Portfolio – Class I Shares

If your Policy has an effective date prior to May 1, 2006, you will retain the right to invest in all of the Funds for any purpose allowed under your Policy.

Please note that if we receive any instruction from you for transfers, dollar cost averaging, automatic rebalancing or new premium allocations into or out of any one or more of the Funds after 3:00 p.m. Central Time on Thursday, April 27, 2006, we will delay the entire transaction until after 3:00 p.m. Central Time on April 28, 2006, when we will execute such transaction. Your allocation or transfer will use prices established after the close of the New York Stock Exchange on May 1, 2006.

The Funds will no longer be offered as investment options under Policies with an effective date of May 1, 2006 or later.

For a period of time after May 1, 2006, the owner of any Policy may receive confirmations, statements and other reports that contain the name of one or more of the Funds.